EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
EQUIPMENT [Text Block]

5. EQUIPMENT

	December 31, 2019
	Cost	Accumulated Amortization	Net Book Value

Furniture and equipment	$—	$—	$—
Computer equipment	—	—	—
Exploration equipment	1,805,789	1,472,127	333,662
Vehicles	456,784	384,722	72,062
	$2,262,573	$1,856,849	$405,724

The company expensed $142,323 for amortization in 2019.

	December 31, 2018
	Cost	Accumulated Amortization	Net Book Value

Furniture and equipment	$—	$—	$—
Computer equipment	—	—	—
Exploration equipment	1,758,619	1,366,087	392,532
Vehicles	456,784	348,439	108,345
	$2,215,403	$1,714,526	$500,877

The company expensed $138,304 for amortization in 2018.

	December 31, 2017
	Cost	Accumulated Amortization	Net Book Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,738,849	1,255,906	482,943
Vehicles	358,936	320,316	38,620
	$2,126,417	$1,604,854	$521,563

The company expensed $124,957 for amortization in 2017.